AQR Small Cap Multi-Style Fund Expense Example - AQR Small Cap Multi-Style Fund	Sep. 30, 2025 USD ($)
I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 65
Expense Example, with Redemption, 3 Years	229
Expense Example, with Redemption, 5 Years	406
Expense Example, with Redemption, 10 Years	920
N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	314
Expense Example, with Redemption, 5 Years	555
Expense Example, with Redemption, 10 Years	1,247
R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	55
Expense Example, with Redemption, 3 Years	203
Expense Example, with Redemption, 5 Years	365
Expense Example, with Redemption, 10 Years	$ 833